Putnam
New Jersey
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

This is the last letter to you and the other shareholders of Putnam New Jersey Tax Exempt Income Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside.

In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

In one final piece of news, I am pleased to announce the appointment of Susan A. McCormack as your fund's manager. Before joining Putnam as a tax-exempt bond analyst in 1994, Susan was with Merrill Lynch. She has 13 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 19, 2000


Report from the Fund Manager

Susan A. McCormack

Fixed income investors, whether they are conservative or aggressive, will almost always feel some sting from higher interest rates. With three interest rate increases over the past five months, this has certainly been the case this year. Such was the market backdrop that challenged Putnam New Jersey Tax Exempt Income Fund's management team during the semiannual period ended November 30, 1999. As we will describe, however, while a rising interest rate environment can hurt total returns, it can also present the opportunity to lock in more attractive streams of tax-exempt income. Additionally, with municipal bonds at such inexpensive levels relative to taxable U.S. Treasury bonds and New Jersey finances in such good shape, we believe there is cause to be more optimistic about the near future.

Total return for 6 months ended 11/30/99

              Class A         Class B          Class M
            NAV     POP     NAV     CDSC     NAV     POP
---------------------------------------------------------------------------
           -2.48%  -7.15%  -2.70%  -7.45%   -2.63%  -5.82%
---------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* PORTFOLIO STRATEGY IN A RISING-RATE ENVIRONMENT

In 1999, the Federal Reserve raised short-term interest rates three times in a preemptive strike against what the Fed perceived were signs of overheating in the economy and, thus, the potential for inflation. These increases erased the cuts the Fed made in 1998 in order to increase liquidity in the economy in the face of an emerging markets financial crisis that threatened to spill over into established markets.

As a result of investors' concerns about inflation, bond yields rose and prices fell for most of the fund's semiannual period while the yield on the 30-year Treasury bond hovered around 6.25%. As weakness persisted in the bond market, we took the opportunity to extend the portfolio's duration or sensitivity to interest rates. While we often favor bonds in the intermediate range of maturities, we sold lower-yielding bonds and bought some bonds with higher yields and longer maturities. Should interest rates in the broader market fall, the portfolio will have an enhanced income stream and could perform better on a total return basis.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Transportation          20.5%

Health care             16.1%

Water and
sewer                   15.7%

Education               12.9%

Utilities               12.7%

Footnote reads:
*Based on net assets as of 11/30/99. Holdings will vary over time.


* HEALTH CARE UNDERPERFORMS, BUT OTHER SECTORS LOOK GOOD

In general, we are satisfied with the credit profile of the fund's holdings. With a strong economy and fairly secure revenue streams, many New Jersey municipal sectors performed well relative to taxable bonds of comparable maturity.

Hospitals and hospital companies have suffered financially for some time. Poor management of unprofitable physician practices and HMOs acquired over the years as well as falling Medicare reimbursements and the threat of further Medicare reimbursement cuts has hurt the sector. Nevertheless, we maintain a significant position in the hospital sector. This reflects the fact that in selecting securities for your fund, we rely on a comprehensive research process backed by a team of analysts. We believe the hospital sector plays to our research strengths in that within this large and diverse sector, many individual opportunities exist for those willing and able to do the legwork. One example was a NJ Health and Education issue representing a Bristol Glen retirement facility. Through our own research, we determined that this unrated issuer actually was on firmer financial ground than a very similar issuer already held in the portfolio. We were able to sell that issue, invest the proceeds in the Bristol Glen bonds, and only gave up a very slight amount of yield.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

AA -- 18.6%

A -- 4.9%

BBB -- 5.9%

BB -- 9.0%

B -- 6.7%

AAA -- 54.9%

Footnote reads:
*As a percentage of market value as of 11/30/99. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

"States enjoy another year of bulging tax coffers," The Wall Street Journal reported in its December 15, 1999, issue. Along with the country's economic expansion, state tax revenues were up 5.7% in fiscal 1999 from an already strong fiscal 1998, according to the Center for the Study of the States.


One area that we favor that did perform well was the airline sector. During the period, we purchased bonds supporting the Continental Airlines terminal at Newark Airport. With the strong economy and air travel continuing to rise, we believe airline-related bonds could continue to strengthen in the second half of the year.


* CHANGES IN PUERTO RICO SEGMENT MIRROR PORTFOLIO

As long-time shareholders of the fund know, we often purchase bonds from the Commonwealth of Puerto Rico. With a light supply of bonds to choose from in New Jersey, Puerto Rico bonds offer an attractive alternative for diversifying the fund's assets. The income of all U.S. territory and commonwealth securities bonds -- including Puerto Rico, Guam, and the U.S. Virgin Islands -- passes tax free to U.S. investors, attracting tax-sensitive investors from all over the country.


Thousands of projects, just two types of bonds

Although municipal bonds are used to finance thousands of different public projects, from highways to water treatment plants, there are only two basic types of bonds. The difference is in how each type repays its investors.
With general obligation bonds (GOs), investors receive their interest and principal from property taxes. The bonds are secured by the ability of the municipality to raise taxes. Cities and towns usually issue general obligation bonds to finance schools, parks, or public building projects. Revenue bonds, on the other hand, are repaid through fees derived from tolls, charges, or rents. Highways, bridges, and water and sewage treatment plants are typical projects financed or improved by revenue bond proceeds. Industrial revenue bonds operate under the same principle but are used to finance projects for corporations and other private users in cases where a state or local government thinks the project is good for the community.


We often use bond insurance in order to reduce the credit risk of these bonds. During the period, we moved to insure many of the Puerto Rico bonds that didn't already offer this protection. Given Puerto Rico's high debt burden, we are somewhat concerned about the island's economy so insuring the bonds will allow us to focus on the level of tax-free income these securities provide rather than their credit risk.

As in the rest of the portfolio, we also used the difficult market environment to our advantage and sold older, lower yielding Puerto Rico bonds in favor of higher yielding securities. Given the demand for these securities in the municipal marketplace in the past, we believe these bonds could be beneficial to the portfolio should the market improve.

* CAUTIOUSLY OPTIMISTIC ABOUT THE NEAR FUTURE

While we've extended the fund's duration and sought out higher yielding securities, we've done so in a very disciplined manner. Weighing interest-rate sensitivity with the challenge of providing attractive tax-free income is a challenge portfolio managers face daily. Unless the bond market has another major negative move, we will hold the fund's duration profile steady for now as we monitor the performance of the recent additions we've made to the portfolio.

No matter what occurs, municipal bonds will remain a solid investment option for investors seeking tax-free income. We believe the cheapness of municipal bonds relative to taxable U.S. Treasuries as well as the continuing strength of the economy and state revenues, will encourage more investors to put money to work municipal market as the new year begins.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New Jersey
Tax Exempt Income Fund is designed for investors seeking high current income free from federal and state income taxes, consistent with capital preservation.


TOTAL RETURN FOR PERIODS ENDED 11/30/99

                         Class A            Class B          Class M
(inception dates)       (2/20/90)          (1/4/93)          (5/1/95)
                      NAV       POP      NAV     CDSC      NAV      POP
---------------------------------------------------------------------------
6 months             -2.48%    -7.15%   -2.70%  -7.45%    -2.63%   -5.82%
---------------------------------------------------------------------------
1 year               -2.18     -6.86    -2.82   -7.47     -2.58    -5.71
---------------------------------------------------------------------------
5 years              37.74     31.16    33.52   31.52     35.78    31.43
Annual average        6.61      5.57     5.95    5.63      6.31     5.62
---------------------------------------------------------------------------
Life of fund         84.63     75.93    71.77   71.77     78.26    72.51
Annual average        6.48      5.95     5.69    5.69      6.10     5.74
---------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/99

                    Lehman Brothers Municipal    Consumer
                            Bond Index          price index
---------------------------------------------------------------------------
6 months                      -1.87%               1.32%
---------------------------------------------------------------------------
1 year                        -1.08                2.68
---------------------------------------------------------------------------
5 years                       43.85               12.49
Annual average                 7.54                2.38
---------------------------------------------------------------------------
Life of fund                  95.44               31.56
Annual average                 7.11                2.85
---------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M, shares the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/99

                                Class A        Class B          Class M
-----------------------------------------------------------------------------
Distributions (number)             6              6                6
-----------------------------------------------------------------------------
Income                         $0.233241      $0.204170        $0.219819
-----------------------------------------------------------------------------
Capital gains1                     --             --               --
-----------------------------------------------------------------------------
  Total                        $0.233241      $0.204170        $0.219819
-----------------------------------------------------------------------------
Share value:                 NAV       POP        NAV        NAV       POP
-----------------------------------------------------------------------------
5/31/99                     $9.15     $9.61      $9.14      $9.15     $9.46
-----------------------------------------------------------------------------
11/30/99                     8.69      9.12       8.69       8.69      8.98
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current dividend rate2       5.64%     5.37%      4.95%      5.31%     5.14%
-----------------------------------------------------------------------------
Taxable equivalent3          9.97      9.50       8.74       9.39      9.09
-----------------------------------------------------------------------------
Current 30-day SEC yield4    5.12      4.88       4.46       4.82      4.66
-----------------------------------------------------------------------------
Taxable equivalent3          9.05      8.63       7.89       8.52      8.24
-----------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 43.45% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                      Class A           Class B           Class M
(inception dates)    (2/20/90)          (1/4/93)          (5/1/95)
                   NAV       POP      NAV     CDSC      NAV      POP
-------------------------------------------------------------------------
6 months          -1.98%    -6.66%   -2.19%  -6.96%    -2.13%   -5.30%
-------------------------------------------------------------------------
1 year            -3.50     -8.13    -4.03   -8.62     -3.79    -6.89
-------------------------------------------------------------------------
5 years           32.69     26.33    28.62   26.62     30.76    26.53
Annual average     5.82      4.79     5.16    4.83      5.51     4.82
-------------------------------------------------------------------------
Life of fund      82.71     74.10    69.88   69.88     76.36    70.67
Annual average     6.30      5.78     5.52    5.52      5.92     5.57
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Lehman Brothers Municipal Bond Index* is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different than those in the fund, and may pose different risks than the fund.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
November 30, 1999 (Unaudited)


KEY TO ABBREVIATIONS
AMBAC                 -- AMBAC Indemnity Corporation
COP                   -- Certificate of Participation
FGIC                  -- Financial Guaranty Insurance Company
FHA Insd.             -- Federal Housing Administration Insured
FSA                   -- Financial Security Assurance
G.O. Bonds            -- General Obligation Bonds
IFB                   -- Inverse Floating Rate Bonds
MBIA                  -- Municipal Bond Investors Assurance Corporation


MUNICIPAL BONDS AND NOTES (97.8%) (a)
PRINCIPAL AMOUNT                                                                                RATING (RAT)         VALUE
Guam (0.5%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,500,000  Guam, Pwr. Auth. Rev. Bonds, Ser. A,
                       MBIA, 5 1/8s, 10/1/29                                                    AAA         $    1,335,000

New Jersey (79.2%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Atlantic City, Muni. Utils. Auth. Wtr. Rev. Bonds,
                       7 3/4s, 5/1/17                                                           A                1,035,200
                     Atlantic Cnty. COP, FGIC
          2,000,000    7.4s, 3/1/10                                                             Aaa              2,357,500
          1,000,000    (Pub. Fac. Lease Agreement), 7.4s, 3/1/09                                Aaa              1,168,750
          4,250,000  Camden Cnty., Impt. Auth. Rev. Bonds, 8.4s, 4/1/24
                       (acquired 4/12/94, cost $4,250,000) (RES)                                B/P              4,547,500
                     Camden Cnty., Muni. Util. Auth. Swr.
                       Rev. Bonds, FGIC
          6,625,000    6s, 7/15/08                                                              Aaa              7,072,188
          5,850,000    6s, 7/15/07                                                              Aaa              6,252,188
          3,000,000  Jersey City, G.O. Bonds, Ser. A, AMBAC,
                       6s, 10/1/10                                                              Aaa              3,232,500
          1,700,000  Jersey City, Swr. Auth. Rev. Bonds, AMBAC,
                       6 1/4s, 1/1/14                                                           Aaa              1,832,430
          1,200,000  Middle Township, School Dist. Rev. Bonds,
                       FGIC, 7s, 7/15/06                                                        Aaa              1,351,500
          2,000,000  Middlesex Cnty., Poll. Control Auth. Rev. Bonds,
                       6 7/8s, 12/1/22                                                          BBB-/P           2,077,500
          3,000,000  Middlesex Cnty., Utils. Auth. Swr. Ser. A, MBIA,
                       6 1/4s, 8/15/10                                                          Aaa              3,243,570
          2,105,000  NJ Econ. Dev. Auth. Elec. Energy Fac. Rev. Bonds
                       (Vineland Cogeneration L.P.), 7 7/8s, 6/1/19                             BB+              2,226,038
          8,000,000  NJ Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
                       (Ocean Nursing Pavilion), Ser. A, 7 3/8s, 12/1/25                        AAA              8,930,000
                     NJ Econ. Dev. Auth. Rev. Bonds
          5,000,000    (Tevco Inc.), 8 1/8s, 10/1/09                                            BBB+/P           5,193,800
          7,000,000    (1st Mtge.-Cranes Mill), Ser. A, 7 1/2s, 2/1/27                          BB-/P            7,315,000
          2,000,000    (Hartz Mountain Industries, Inc.), 7s, 2/1/14                            A+               2,112,500
          2,590,000    (Lakewood School), Ser. R, 6.9s, 12/1/11                                 Aa3              2,713,025
          1,500,000    (NJ Performing Arts Ctr.), 6 3/4s, 6/15/12                               Aaa              1,582,500
                     NJ Econ. Dev. Auth. Rev. Bonds
          1,895,000    (Urban Holding Co.), 6 1/2s, 6/1/15                                      A+               2,001,594
          1,550,000    (Burlington Coat Factory), 6 1/8s, 9/1/10                                Aa3              1,617,813
          3,000,000    (United Methodist Homes), 5 3/4s, 7/01/29                                BBB-             2,595,000
          4,000,000    (Franciscan Oaks), 5 3/4s, 10/1/23                                       BB/P             3,465,000
          1,500,000    (NJ Performing Arts Ctr.), Ser. C, AMBAC,
                       5 1/2s, 6/15/13                                                          Aaa              1,509,375
          2,000,000    (EDL Testing Svc.), Ser. A, 4 3/4s, 5/15/25                              Aaa              1,680,000
          2,000,000  NJ Econ. Dev. Auth. Special Fac. Rev. Bonds
                       (Continental Airlines, Inc.), 6 1/4s, 9/15/29                            Ba2              1,892,500
          2,925,000  NJ Econ. Dev. Auth. Waste Paper Recycling
                       Rev. Bonds (Marcal Paper Mills Inc.),
                       8 1/2s, 2/1/10                                                           BB/P             3,235,781
          9,750,000  NJ Econ. Dev. Auth. Wtr. Facs. Rev. Bonds
                       (American Wtr. Co., Inc.), FGIC, 6 1/2s, 4/1/22 (SEG)                    Aaa             10,200,938
                     NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
          4,250,000    (St. Elizabeth Hosp.), Ser. B, 8 1/4s, 7/1/20                            Aaa              4,417,408
          4,085,000    (Kimball Med. Ctr.), Ser. C, 8s, 7/1/13                                  AAA              4,258,490
          1,000,000    (East Orange Gen. Hosp.), Ser. B, 7 3/4s, 7/1/20                         BBB+             1,028,240
          5,395,000    (Columbus Hosp.), Ser. A, 7 1/2s, 7/1/21                                 B                5,408,488
            500,000    (Columbus Hosp.), Ser. A, 7 1/2s, 7/1/08                                 B                  503,125
          9,000,000    (Raritan Bay Med. Ctr.), 7 1/4s, 7/1/27                                  B-/P             8,471,250
          3,300,000    (Christ Hosp. Group), 7s, 7/1/06                                         AAA              3,683,625
          5,000,000    (Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19                      Aaa              5,450,000
          2,000,000    (AHS Hosp. Corp.), Ser. A, AMBAC, 6s, 7/1/07                             Aaa              2,132,500
          1,355,000    (Cathedral Hlth. Svcs.), FHA Insd., MBIA,
                       5 1/2s, 8/1/11                                                           Aaa              1,388,875
          6,000,000    (St. Barnabas Hlth.), Ser. B, 4 3/4s, 7/1/28                             AAA              4,935,000
          5,000,000  NJ Sports & Expo Auth. , Ser. A, MBIA,
                       4 1/2s, 3/1/24                                                           Aaa              4,075,000
          4,065,000  NJ State G.O. Bonds, FGIC, 6s, 2/15/11                                     Aaa              4,374,956
          3,000,000  NJ State Hsg. & Mtge. Fin. Agcy. Rev. IFB,
                       Ser. I, 8.07s, 11/1/07 (acquired various dates
                       from 2/11/93 to 6/14/93, cost $3,134,370) (RES)                          A+               3,198,750
                     NJ State Hwy. Auth. Gen. Rev. Bonds
                       (Garden State Pkwy.)
          1,500,000    6.2s, 1/1/10                                                             AA-              1,615,695
          2,370,000    6s, 1/1/19                                                               Aaa              2,464,800
          1,800,000  NJ State Tpk. Auth. IFB, MBIA, 9.1375s, 1/1/16
                       (acquired 03/27/92, cost $1,817,856) (RES)                               AAA              2,124,000
                     NJ State Tpk. Auth. Rev. Bonds, Ser. C
          6,000,000    MBIA, 6 1/2s, 1/1/16                                                     Aaa              6,533,340
          5,000,000    AMBAC, 6 1/2s, 1/1/08                                                    Aaa              5,506,250
          3,000,000  NJ State Trans. Trust Fund Auth. Rev. Bonds
                       (Trans. Syst.), Ser. A, MBIA, 6s, 12/15/06                               Aaa              3,210,000
          8,500,000  NJ Trans. Fund Auth. IFB (PA 345A), 8.966s,
                       6/15/11 (acquired 4/3/98, cost $11,581,250) (RES)                        Aa2             10,465,625
                     NJ Wastewtr. Treatment Rev. Bonds
                       (Wastewtr. Treatment Trust)
          6,670,000    Ser. C, 7s, 6/15/10                                                      Aa2              7,662,163
          2,955,000    Ser. B, 7s, 5/15/09                                                      Aa2              3,372,394
          7,000,000    Ser. A, FGIC, zero %, 9/1/07                                             Aaa              4,768,750
          1,800,000  Passaic Valley, Cmnty. Wtr. Supply
                       Rev. Bonds, Ser. A., FGIC, 6.4s, 12/15/22                                Aaa              1,932,750
          7,500,000  Rutgers State U. Rev. Bonds, Ser. A, 6.4s, 5/1/13                          AA               8,118,750
          7,665,000  Salem Cnty., Indl. Poll. Ctrl. Fin. Auth. IFB, 9.254s,
                       8/1/30 (acquired 4/23/98, cost $9,149,864) (RES)                         Aaa              7,914,113
                     South River, School Dist. G.O. Bonds, FGIC
          1,300,000    5s, 12/1/12                                                              Aaa              1,277,250
          1,250,000    5s, 12/1/11                                                              Aaa              1,232,806
          1,250,000    5s, 12/1/10                                                              Aaa              1,243,750
          1,000,000  Stony Brook, Regional Swr. Rev. Bonds, Ser. B,
                       5.45s, 12/1/12                                                           Aa3              1,010,000
          8,695,000  U. of Medicine & Dentistry Rev. Bond, Ser. E,
                       MBIA, 6 1/2s, 12/1/12                                                    AAA              9,570,413
          3,400,000  Union Cnty., Indl. Poll. Ctrl. Fin. Auth. Rev. Bonds
                       (American Cynamid Co.), 5.8s, 9/1/09                                     A3               3,485,000
                                                                                                            --------------
                                                                                                               229,275,246

New York (9.2%)
--------------------------------------------------------------------------------------------------------------------------
                     Port Auth. NY & NJ Cons. IFB
          5,000,000    9.499s, 8/1/26 (acquired various dates
                       from 8/29/91 to 1/21/92, cost $5,164,940) (RES)                          AA-              5,425,000
          2,100,000    7.3545s, 11/15/15 (acquired 02/09/94,
                       cost $2,107,875) (RES)                                                   AA-              1,771,875
          1,500,000    5.2s, 11/15/15                                                           AA-              1,421,250
          7,500,000  Port Auth. NY & NJ Cons. Rev. Bonds, Ser. 93rd,
                       6 1/8s, 6/1/94                                                           AA-              7,575,000
                     Port Auth. NY & NJ Rev. Bonds
          3,000,000    (Delta Airlines, Inc.), Ser. 1R, 6.95s, 6/1/08                           Baa3             3,168,750
          5,000,000    (Kennedy Intl. Arpt.), 6 3/4s, 10/1/19                                   BB/P             5,137,500
          2,075,000    6 3/4s, 10/1/11                                                          BB/P             2,189,125
                                                                                                            --------------
                                                                                                                26,688,500

Puerto Rico (8.9%)
--------------------------------------------------------------------------------------------------------------------------
          5,665,000  Cmnwlth. of PR, Aquaduct & Swr. Auth.
                       Rev. Bonds, MBIA, 6 1/4s, 7/1/12                                         Aaa              6,217,338
          4,000,000  Cmnwlth. of PR, Pub. Impt. G.O. Bonds, 6.8s, 7/1/21                        AAA              4,310,000
                     PR Elec. Pwr. Auth. Rev. Bonds
          2,000,000    10.15s, 7/1/07 (acquired 10/30/97,
                       cost $2,765,000) (RES)                                                   BBB+             2,547,500
          5,900,000    Ser. EE, FSA, 4 3/4s, 7/1/24                                             AAA              5,022,375
          1,830,000    Ser. GG, FSA, 4 3/4s, 7/1/21                                             AAA              1,571,513
          2,000,000  PR Indl. Med. & Env. Poll. Control Fac. Fin. Auth.
                       Rev. Bonds (Special Facilities-American Airlines),
                       Ser. A, 6.45s, 12/1/25                                                   A3               2,042,500
          3,750,000  PR Pub. Bldg. Auth. Rev. Bonds, Ser. K, 6 7/8s, 7/1/21                     Aaa              4,045,313
                                                                                                            --------------
                                                                                                                25,756,539
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $282,909,433) (b)                                              $  283,055,285
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $289,390,830.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      November 30, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at November 30, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $282,909,433, resulting in gross unrealized appreciation and depreciation of $7,583,150 and $7,437,298, respectively, or net unrealized appreciation of $145,852.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 1999 was $37,994,363 or 13.1% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 1999.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates November 30, 1999.

      The fund had the following industry group concentrations greater than 10% at November 30, 1999 (as a percentage of net assets):

         Transportation       20.5%
         Health care          16.1
         Water and sewer      15.7
         Education            12.9
         Utilities            12.7

      The fund had the following insurance concentrations greater than 10% at November 30, 1999 (as a percentage of net assets):

         FGIC                 14.9%
         MBIA                 13.0


-------------------------------------------------------------------------------
Futures Contracts Outstanding at November 30, 1999 (Unaudited)
(Aggregate face value $8,628,884)
                                     Aggregate Face     Expiration  Unrealized
                         Total Value      Value            Date    Depreciation
-------------------------------------------------------------------------------
Municipal Index
Future (Long)            $5,500,000    $5,534,897         Dec-99     $(34,897)
Municipal Index
Future (Long)             3,087,563     3,093,987         Mar-00       (6,424)
-------------------------------------------------------------------------------
                                                                     $(41,321)
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
November 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $282,909,433) (Note 1)                                            $283,055,285
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,023,268
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        6,502,412
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  140,580
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          135,000
-----------------------------------------------------------------------------------------------
Receivable for variation margin                                                          34,717
-----------------------------------------------------------------------------------------------
Total assets                                                                        290,891,262

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   361,689
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              582,605
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            367,189
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               16,788
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            11,124
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,032
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  132,430
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   27,575
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     1,500,432
-----------------------------------------------------------------------------------------------
Net assets                                                                         $289,390,830

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $297,972,261
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                              4,193
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (8,690,155)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              104,531
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $289,390,830

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($193,789,531 divided by 22,287,749 shares)                                               $8.69
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.69)*                                    $9.12
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($94,657,638 divided by 10,896,346 shares)**                                              $8.69
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($943,661 divided by 108,558 shares)                                                      $8.69
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.69)***                                  $8.98
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

*** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended November 30, 1999 (Unaudited)
Tax exempt interest income:                                                        $  9,206,777
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        779,092
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          150,500
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         9,688
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          2,584
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   203,888
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   411,853
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     2,683
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   7,791
-----------------------------------------------------------------------------------------------
Auditing                                                                                 21,832
-----------------------------------------------------------------------------------------------
Legal                                                                                     4,126
-----------------------------------------------------------------------------------------------
Postage                                                                                   9,653
-----------------------------------------------------------------------------------------------
Other                                                                                    15,264
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,618,954
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (38,505)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,580,449
-----------------------------------------------------------------------------------------------
Net investment income                                                                 7,626,328
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (674,115)
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (170,151)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                                 (14,703,995)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (15,548,261)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $ (7,921,933)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  7,626,328    $ 14,765,035
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                       (844,266)     (1,158,565)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (14,703,995)     (4,778,076)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                      (7,921,933)      8,828,394
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (5,355,017)    (10,496,304)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (2,227,597)     (4,169,877)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (26,539)        (43,160)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                        (10,862,002)      7,369,500
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (26,393,088)      1,488,553

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 315,783,918     314,295,365
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income and distributions in excess of net investment
income of $4,193 and $12,982, respectively)                                        $289,390,830    $315,783,918
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                              Six months
                                                 ended
Per-share                                     November 30
operating performance                         (Unaudited)                             Year ended May 31
---------------------------------------------------------------------------------------------------------------------------------
                                                  1999             1999             1998             1997             1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $9.15            $9.32            $9.02            $8.76            $8.98
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                              .23              .45              .45              .47              .48
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                        (.46)            (.17)             .30              .26             (.22)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             (.23)             .28              .75              .73              .26
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                 (.23)            (.45)            (.45)            (.47)            (.48)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                 --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (.23)            (.45)            (.45)            (.47)            (.48)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $8.69            $9.15            $9.32            $9.02            $8.76
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           (2.48)*           3.05             8.48             8.57             2.92
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                $193,790         $214,876         $218,312         $228,361         $227,940
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                          .43*             .99              .96              .96              .96
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         2.64*            4.87             4.84             5.28             5.36
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                            5.80*            7.19            29.03            27.14            52.82
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year has been advanced from June 30 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS A (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Eleven
                                                                                                   months            Year
Per-share                                                                                           ended            ended
operating performance                                                                              May 31           June 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                    1995++            1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $8.75            $9.46
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 .46              .51
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                            .23             (.58)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                 .69             (.07)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                    (.46)            (.51)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         --             (.08)
---------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                                                                    --             (.05)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                  (.46)            (.64)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $8.98            $8.75
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                               8.25*           (0.94)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                   $242,569         $246,336
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                             .87*             .95
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                            5.36*            5.43
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                              51.86*           51.74
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year has been advanced from June 30 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                              Six months
                                                 ended
Per-share                                     November 30
operating performance                         (Unaudited)                             Year ended May 31
---------------------------------------------------------------------------------------------------------------------------------
                                                  1999             1999             1998             1997             1996
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $9.14            $9.31            $9.01            $8.75            $8.97
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                              .20              .39              .39              .41              .42
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                        (.45)            (.17)             .30              .27             (.22)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             (.25)             .22              .69              .68              .20
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                 (.20)            (.39)            (.39)            (.42)            (.42)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                      --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                 --               --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               (.20)            (.39)            (.39)            (.42)            (.42)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $8.69            $9.14            $9.31            $9.01            $8.75
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                           (2.70)*           2.37             7.78             7.87             2.25
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $94,658          $99,781          $95,315          $82,407          $72,083
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                          .76*            1.64             1.61             1.61             1.61
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                         2.31*            4.22             4.18             4.63             4.69
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                            5.80*            7.19            29.03            27.14            52.82
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year has been advanced from June 30 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Eleven
                                                                                                   months            Year
Per-share                                                                                           ended            ended
operating performance                                                                              May 31           June 30
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   1995++             1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $8.75            $9.46
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                 .41              .45
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                            .22             (.58)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                 .63             (.13)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                    (.41)            (.45)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         --             (.02)
---------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                                                                                    --             (.11)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                  (.41)            (.58)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $8.97            $8.75
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                               7.51*           (1.59)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                    $58,591          $44,916
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                            1.46*            1.59
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                            4.72*            4.77
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                              51.86*           51.74
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year has been advanced from June 30 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                       For the period
Per-share                       November 30                                                                      May 1, 1995+
operating performance           (Unaudited)                          Year ended May 31                            to May 31
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999          1998             1997             1996             1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.15            $9.33         $9.02            $8.76            $8.98            $8.74
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                .22              .42           .42              .45 (c)          .45              .04
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.46)            (.18)          .31              .26             (.21)             .28
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               (.24)             .24           .73              .71              .24              .32
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.42)         (.42)            (.45)            (.46)            (.08)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --            --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
In excess of realized
gain on investments                   --               --            --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.22)            (.42)         (.42)            (.45)            (.46)            (.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.69            $9.15         $9.33            $9.02            $8.76            $8.98
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             (2.63)*           2.63          8.28             8.25             2.65             3.21*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $944           $1,127          $668             $372             $355               $1
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .58*            1.29          1.26             1.26             1.24              .09*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.49*            4.61          4.48             4.95             4.92              .42*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              5.80*            7.19         29.03            27.14            52.82            51.86*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year has been advanced from June 30 to May 31.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
November 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam New Jersey Tax Exempt Income (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New Jersey personal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes is consistent with preservation of capital by investing primarily in a portfolio of longer-term New Jersey tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A but lower than class B shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended November 30, 1999, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1999, the fund had a capital loss carryover of approximately $4,357,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                     Expiration
--------------                     ------------
      $284,000                     May 31, 2003
     3,484,000                     May 31, 2004
       589,000                     May 31, 2007

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds and original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.340% of the next $5 billion and 0.330% thereafter.

On June 4, 1999, the Trustees approved a management fee schedule that became effective on July 1, 1999, based upon the lesser of (i) an annual rate of 0.50% of the average net asset value of the Fund or (ii) the initial tiers mentioned above.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1999, fund expenses were reduced by $38,505 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $557 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $10,457 and $771 from the sale of class A and class M shares, respectively and $103,271 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended November 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $4,869 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months period ended November 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $17,088,827 and $25,912,981, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At November 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        923,390       $  8,185,979
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      332,634          2,938,039
-----------------------------------------------------------------------------
                                                 1,256,024         11,124,018

Shares
repurchased                                     (2,455,428)       (21,697,246)
-----------------------------------------------------------------------------
Net decrease                                    (1,199,404)      $(10,573,228)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,311,199        $30,755,143
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      642,823          5,992,077
-----------------------------------------------------------------------------
                                                 3,954,022         36,747,220

Shares
repurchased                                     (3,889,310)       (36,237,969)
-----------------------------------------------------------------------------
Net increase                                        64,712        $   509,251
-----------------------------------------------------------------------------

                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares            Amount
-----------------------------------------------------------------------------
Shares sold                                        928,785        $ 8,239,126
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      152,042          1,341,018
-----------------------------------------------------------------------------
                                                 1,080,827          9,580,144

Shares
repurchased                                     (1,099,720)        (9,738,004)
-----------------------------------------------------------------------------
Net decrease                                       (18,893)       $  (157,860)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,307,954        $21,504,022
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      272,783          2,540,129
-----------------------------------------------------------------------------
                                                 2,580,737         24,044,151

Shares
repurchased                                     (1,898,936)       (17,667,196)
-----------------------------------------------------------------------------
Net increase                                       681,801        $ 6,376,955
-----------------------------------------------------------------------------

                                           Six months ended November 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         24,274          $ 217,434
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,471             12,956
-----------------------------------------------------------------------------
                                                    25,745            230,390

Shares
repurchased                                        (40,342)          (361,304)
-----------------------------------------------------------------------------
Net decrease                                       (14,597)         $(130,914)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         88,836           $830,619
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        2,683             24,971
-----------------------------------------------------------------------------
                                                    91,519            855,590

Shares
repurchased                                        (40,024)          (372,296)
-----------------------------------------------------------------------------
Net increase                                        51,495           $483,294
-----------------------------------------------------------------------------


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

  Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

  www.putnaminv.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

  1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Jerome J. Jacobs
Vice President

Stephen Oristaglio
Vice President

Susan A. McCormack
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam New Jersey Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com



SA050-57645 019/329/537 1/00